First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
5,500,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.19% (a)	$5,500,000
	(Cost $5,500,000)

Total Investments – 0.1%	5,500,000
(Cost $5,500,000)

Net Other Assets and Liabilities – 99.9%	4,245,329,978
Net Assets – 100.0%	$4,250,829,978
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	470	$49,213,700	Apr–22	$7,029,294
Brent Crude Oil Futures	307	31,538,110	May–22	4,786,678
Brent Crude Oil Futures	443	42,310,930	Oct–22	(185,686)
Cattle Feeder Futures	824	68,618,600	May–22	320,372
Cocoa Futures	1,119	29,653,500	May–22	259,859
Cocoa Futures	504	13,542,480	Jul–22	833,150
Cocoa Futures	451	12,149,940	Sep–22	804,970
Coffee “C” Futures	1,226	104,087,400	May–22	(3,382,306)
Copper Futures	1,699	201,798,725	May–22	7,612,662
Copper Futures	314	37,330,675	Jul–22	137,328
Corn Futures	1,751	65,553,062	May–22	4,184,821
Corn Futures	1,020	37,383,000	Jul–22	1,030,914
Corn Futures	469	16,033,938	Dec–22	1,060,469
Cotton No. 2 Futures	1,899	128,837,655	May–22	13,895,574
Cotton No. 2 Futures	1,632	107,769,120	Jul–22	14,984,647
Gasoline RBOB Futures	708	93,695,162	Apr–22	9,144,404
Gasoline RBOB Futures	807	104,996,833	May–22	7,139,081
Gasoline RBOB Futures	392	49,848,053	Jun–22	776,750
Gold 100 Oz. Futures	2,042	399,006,800	Jun–22	4,264,583
Kansas City Hard Red Winter Wheat Futures	249	12,820,388	May–22	(262,400)
Kansas City Hard Red Winter Wheat Futures	109	5,612,138	Jul–22	(164,917)
Kansas City Hard Red Winter Wheat Futures	109	5,587,612	Sep–22	(91,896)
Lean Hogs Futures	1,292	62,339,000	Jun–22	819,082
Live Cattle Futures	1,722	94,451,700	Jun–22	406,993
LME Aluminium Futures	653	56,998,738	Jun–22	(833,423)
LME Lead Futures	540	32,703,750	Jun–22	2,083,888
LME Nickel Futures	460	88,596,000	Jun–22	17,165,298
LME Zinc Futures	496	51,937,400	Jun–22	4,503,825
Low Sulphur Gasoil “G” Futures	458	46,166,400	May–22	4,976,029
Low Sulphur Gasoil “G” Futures	347	33,390,075	Jun–22	3,050,275
Low Sulphur Gasoil “G” Futures	287	26,820,150	Jul–22	2,844,701
Low Sulphur Gasoil “G” Futures	412	35,473,200	Dec–22	1,256,897
Natural Gas Futures	1,593	89,877,060	Apr–22	13,388,227
Natural Gas Futures	1,760	100,337,600	May–22	16,836,140
Natural Gas Futures	605	36,566,200	Dec–22	11,804,324
NY Harbor ULSD Futures	359	50,675,650	Apr–22	1,514,190
NY Harbor ULSD Futures	413	55,522,811	May–22	8,680,080
NY Harbor ULSD Futures	312	40,741,646	Jun–22	6,537,345
NY Harbor ULSD Futures	21	2,637,268	Aug–22	(1,848)
Platinum Futures	1,060	52,777,400	Jul–22	(2,170,160)
Silver Futures	1,550	194,780,750	May–22	7,640,280
Soybean Futures	1,654	133,829,275	May–22	(969,072)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Soybean Futures	726	$58,007,400	Jul–22	$(1,865,390)
Soybean Futures	728	51,706,200	Nov–22	(2,377,996)
Soybean Meal Futures	3,392	158,576,000	May–22	3,777,096
Soybean Meal Futures	1,005	46,169,700	Jul–22	(852,037)
Soybean Meal Futures	839	34,524,850	Dec–22	(1,489,292)
Soybean Oil Futures	1,421	59,630,844	May–22	(397,340)
Soybean Oil Futures	826	34,017,984	Jul–22	(1,660,836)
Soybean Oil Futures	377	14,372,748	Dec–22	(134,806)
Sugar #11 (World) Futures	4,635	101,176,488	Apr–22	6,460,712
Wheat Futures	462	23,238,600	May–22	3,679,294
Wheat Futures	259	12,975,900	Jul–22	(1,322,688)
Wheat Futures	112	5,538,400	Sep–22	(348,100)
Wheat Futures	109	5,301,488	Dec–22	(175,250)
WTI Crude Futures	434	43,521,520	Apr–22	(895,353)
WTI Crude Futures	267	26,304,840	May–22	1,078,720
WTI Crude Futures	237	22,960,560	Jun–22	5,517,806
WTI Crude Futures	259	23,206,400	Nov–22	(1,446,386)
	Total	$3,625,239,816		$181,259,576

(a)	Rate shown reflects yield as of March 31, 2022.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 5,500,000	$ 5,500,000	$ —	$ —
Futures Contracts	202,286,758	202,286,758	—	—
Total	$ 207,786,758	$ 207,786,758	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (21,027,182)	$ (21,027,182)	$ —	$ —